Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted net assets
Appropriations	¥ 30,401	¥ 35,075	¥ 18,183
Accumulated reserves	98,684	¥ 68,283	¥ 33,208
Net assets not available for dividends	¥ 1,941,607